Earnings Per Share of Common Stock	9 Months Ended
Sep. 30, 2023
Earnings Per Share [Abstract]
Earnings Per Share of Common Stock
19. Earnings Per Share of Common Stock
Basic earnings per share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted earnings per share of common stock is computed by using the weighted average shares of common stock outstanding, including the dilutive effect of restricted shares based on an average share price during the period. For the three and nine months ended September 30, 2023 and September 30, 2022, there were no anti-dilutive shares, respectively. The computations of basic and diluted earnings per share for the three and nine months ended September 30, 2023 and September 30, 2022 are as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
(in thousands, except share and per share data)	2023	2022	2023	2022
Net income	$21,766	$45,900	$26,940	$104,356
Basic weighted average shares of common stock	76,731,868	59,000,000	64,954,244	59,000,000
Effect of dilutive securities	167,615	—	167,615	—

Diluted weighted average shares of common stock	76,899,483	59,000,000	65,121,859	59,000,000

Basic earnings per share of common stock	$0.28	$0.78	$0.41	$1.77
Diluted earnings per share of common stock	$0.28	$0.78	$0.41	$1.77